SHARE BASED COMPENSATION EXPENSES (Details Narrative) - USD ($)																			12 Months Ended
	Jan. 01, 2025	Dec. 19, 2024	Dec. 16, 2024	Jul. 01, 2024	Jun. 20, 2024	Jan. 30, 2024	Jan. 01, 2023	Jul. 01, 2022	Apr. 28, 2022	Mar. 03, 2022	Jan. 01, 2022	Sep. 15, 2021	Apr. 15, 2020	Apr. 15, 2020	Dec. 19, 2019	Nov. 08, 2019	Feb. 01, 2019	Jan. 31, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 24, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price
Ordinary shares, par value																$ 0.00266667			$ 0.00266667	$ 0.00266667			$ 0.001
Net shares received upon exercise										199,259
Share-based compensation																				$ 1,227,600
Number of shares issued for services																			The expected life assumption is primarily with maximum 10 years or 5 years to a shareholder with 10% shareholding.
Stock issued during period, shares, new issues																6,000,000
Issuance of ordinary shares																				$ 229,120
ARC Group Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for services														31,818
TraDigital Marketing Group, Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for services														12,500
Share based compensation fair value per share														$ 3.51
Srax Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing price									$ 19.00
Stock issued during period, shares, new issues									2,105
Money Channel NYC Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock, shares					25,000
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for services																				25,000
Stock issued during period, shares, new issues																			1,386,955	3,372,825
Common Stock [Member] | ARC Group Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for services														31,818
Common Stock [Member] | TraDigital Marketing Group, Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued for services												5,000	12,500
Common Stock [Member] | Share Option Agreements [Member] | 2018 Omnibus Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate stock purchase			440,000
Stock option exercise price per share			$ 2.79
Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted to purchase ordinary shares															637,500
Weighted average exercise price															$ 11.00
Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested options exercised										437,500
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares expired		50,000
Frank Ingriselli [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing price						$ 2.70					$ 2.85
Frank Ingriselli [Member] | Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested options exercised	30,000			30,000			30,000	30,000
Number of restricted stock, shares						60,000					60,000
Incentive Share Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted to purchase ordinary shares																	1,700,000
Stock issued, reverse stock splits																	637,500	1,700,000